Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,791,459	$ 1,627,684	$ 1,580,195
Income tax expense at the PRC statutory rate	268,719	406,921	395,049
Non-deductible expenses	20,334	39,033
Deductible research and development expenses	(29,098)
Deferred tax expense	(7,723)	(5,851)
Total income tax expense	$ 252,232	$ 440,103	$ 395,049